Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
At Issuance [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		1.70%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		147.39%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 6		147.39%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 7		6.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 8		6.50
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 9		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 10		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	1.70%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	147.39%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 6	147.39%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 7	6.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 8	6.50
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 9	0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 10	0.00%
Amended Convertible Promissory Notes [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.10%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		1.07
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		151.47%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		20.80
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Modification [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		1.03%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		4.25
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		249.92%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		20.80
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Agents Warrants and Lender Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.66%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.50
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		141.72%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.66%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.50
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	141.72%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	$ 9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
New Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		149.76%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	149.76%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	$ 9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Exchanged Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.96%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		3.52
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		146.70%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 6		149.76%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 7		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 8		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 9		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 10		0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.96%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	3.52
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	146.70%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 6	149.76%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 7	$ 9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 8	$ 9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 9	0.00%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 10	0.00%
November 2013 Credit Facility Agent Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.63%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		3.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		144.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		8.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
November 2013 Credit Facility Amended Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.66%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.50
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		141.72%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
November 2013 Credit Facility New Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		1.71%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		5.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		149.76%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		9.20
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Finder's Warrants [Member]
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.33%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.00
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		211.16%
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		9.60
Convertible Promissory Notes Payable Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%